Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2024
List Of Accounting Policies [Abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include cash and unrestricted investments. Unrestricted investments are comprised of short-term bank deposits with a maturity of three months or less at inception.

Property and equipment	Property and equipment
Property and equipment are recorded at cost less accumulated depreciation and any impairment losses. Cost includes the cost of replacing parts of property and equipment. All other repair and maintenance costs are recognized in the consolidated statements of income as incurred.
Depreciation is calculated over the assets' estimated useful lives on a straight-line basis as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line
The residual values, useful lives, and methods of depreciation of property and equipment are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Intangible assets	Intangible assets
Intangible assets acquired separately and internally developed software are measured on initial recognition at cost. Following initial recognition, finite life intangible assets are carried at cost less any accumulated amortization and any impairment losses and indefinite life intangible assets are carried at cost less any impairment loss.

The Company’s intangible assets with finite lives are amortized over their useful economic lives on a straight-line basis. Once an intangible asset is fully amortized, the gross carrying amount and related accumulated amortization are removed from the accounts.

The Company also incurs costs for third-party internet-based cloud computing services. These costs are expensed in administrative and marketing expenses over the period of the service agreement when the Company determines that it has not obtained control of the software.

Intangible assets acquired from business combinations
Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. The Company amortizes client relationships over 10 years and contract backlog over 1 to 3 years. The Company assigns value to acquired intangibles using the income approach, which involves quantifying the present value of net cash flows attributed to the subject asset. This involves estimating the revenues and earnings expected from the asset.

Leases	Leases
The Company assesses at contract inception whether a contract is a lease or contains a lease; that is, if the contract conveys the right to control the use of an identified asset for a time period in exchange for consideration.

At the commencement of a lease, the Company determines the lease term as the non-cancellable period of a lease, together with periods covered by an option to extend or an option to terminate if it is reasonably certain to exercise an extension option or to not exercise a termination option. Management considers all facts and circumstances that create an economic incentive to exercise an extension option or to not exercise a termination option. This judgment is based on factors such as contract rates compared to market rates, economic reasons, significance of leasehold improvements, termination and relocation costs, installation of specialized assets, residual value guarantees, and any sublease term. The Company reassesses this when a significant event or significant change in circumstances within the Company’s control has occurred.

The Company recognizes lease assets and lease liabilities for all leases, except for leases of low-value assets and short-term leases with a term of 12 months or less. The lease payments associated with those exempted leases are recognized in administrative and marketing expenses on a straight-line basis over the lease term.

The lease asset is recognized at the commencement date of the lease and initially measured at cost, which is comprised of the amount of the initial lease liability recognized less any incentives received from the lessor. Lease asset cost also includes any initial direct costs incurred, lease payments made before the commencement date, and estimated restoration costs. The lease asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the lease asset or the end of the lease term. The lease asset is periodically adjusted for impairment losses or reversals, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is recognized at the commencement date of the lease and initially measured at the present value of lease payments to be made over the lease term. Lease payments generally include fixed payments less any lease incentives receivable. Also, the Company elected to not separate non-lease components from lease components and to account for the non-lease and lease components as a single lease component.

The lease liability is discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when the expected lease payments change as a result of a change in the lease term, a change in the assessment of an option to purchase the leased asset, changes in the future lease payments as a result of a change in an index or rate used to determine the lease payments, and changes in estimated payments for residual value guarantees.
Leases
Lease liabilities are discounted using the Company's incremental borrowing rate (IBR) when the interest rate implicit in the lease cannot be readily determined.

The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the lease asset in a similar economic environment. The Company estimates the IBR based on the lease term, collateral assumptions, and the economic environment in which the lease is denominated.

Investments in joint arrangements and associates	Investments in joint arrangements and associatesEach joint arrangement of the Company is classified as either a joint operation or joint venture based on the rights and obligations arising from the contractual terms between the parties to the arrangement.
Provisions	Provisions
General
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed—for example, under an insurance contract—and when the reimbursement is virtually certain, the reimbursement is recognized as a separate asset. Management regularly reviews the timing of the outflows of these provisions.

Provision for self-insured liabilities
The Company self-insures certain risks related to professional liability, automobile physical damages, and employment practices liability. The provision for self-insured liabilities includes estimates of the costs of reported claims (including potential claims that are probable of being asserted) and is based on assumptions made by management and actuarial estimates.

Provisions for claims
Provision for claims include an estimate for costs associated with legal claims not covered by its provisions for self-insured liabilities, including claims that are subject to exclusions under the Company’s commercial and captive insurance policies. Certain of these legal claims are from previous acquisitions and may be indemnified by the acquiree.

Contingent liabilities recognized in a business combination
A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured as discussed under “General”.
Provision for self-insured liabilities and claims
In the normal conduct of operations, various legal claims are pending against the Company, alleging, among other things, breaches of contract or negligence in connection with the performance of its services. The Company carries professional liability insurance, subject to certain deductibles and policy limits, and self-insures certain risks, including professional liability, automobile liability, and employment practices liability. In some cases, the Company may be subject to claims for which it is only partly insured or completely insured. The accrual for self-insured liabilities includes estimates of the costs of reported claims and is based on management’s assumptions, including consideration of actuarial estimates. These estimates of loss are derived from loss history that is then subjected to actuarial techniques to determine the proposed liability. Actual losses may vary from those used in the actuarial projections. An increase or decrease in loss is recognized in the period that the loss is determined and increases or decreases the Company’s self-insured liabilities and reported expenses.

Damages assessed in connection with and the cost of defending such actions could be substantial and possibly in excess of policy limits, for which a range of possible outcomes are either not able to be estimated or not expected to be significant. However, based on advice and information provided by legal counsel, the Company’s previous experience with the settlement of similar claims, and the results of the annual actuarial review, management believes that the Company has recognized adequate provisions for probable and reasonably estimated liabilities associated with these claims. In addition, management believes that it has appropriate insurance in place to respond to and offset the cost of resolving these claims.

Due to uncertainties in the nature of the Company’s legal claims, such as the range of possible outcomes and the progress of the litigation, provisions for self-insured liabilities and claims involve estimates. The ultimate cost to resolve these claims may exceed or be less than that recorded in the consolidated financial statements. Management believes that the ultimate cost to resolve these claims will not materially exceed the insurance coverage or provisions accrued and, therefore, would not have a material adverse effect on the Company’s consolidated statements of income and financial position.

Foreign currency translation	Foreign currency translation
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent Company’s functional currency. Each entity in the Company determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency. The Company is mainly exposed to fluctuations in the US dollar (US), British pound sterling (£ or GBP), and Australian dollar (AU).

Transactions and balances
Transactions in foreign currencies (those different from an entity’s functional currency) are translated into the functional currency of an entity using the foreign exchange rate at the transaction date. Foreign exchange gains and losses resulting from the settlement or translation of monetary assets and liabilities not denominated in the functional currency of an entity at each period-end date are recognized in the consolidated statements of income. Foreign exchange gains and losses resulting from the translation of financial assets classified as fair value through other comprehensive income (FVOCI) are recognized in other comprehensive income.

Foreign operations
The Company’s foreign operations are translated into its reporting currency (Canadian dollar) for financial statement presentation purposes. Assets and liabilities are translated at the rate of exchange in effect at each period-end date and revenue and expense items are translated at the average rate of exchange for the month. The resulting unrealized exchange gains and losses are recognized in other comprehensive income.

Financial instruments	Financial instruments
Initial recognition and subsequent measurement
Trade and other receivables and unbilled receivables that do not have a significant financing component are initially measured at the transaction price determined in accordance with IFRS 15. Financial assets (except trade and other receivables and unbilled receivables that do not have a significant financing component) are initially recognized at fair value plus directly attributable transaction costs, except for financial assets at fair value through profit and loss (FVPL) for which transaction costs are expensed. Regular way purchases or sales of financial assets are accounted for at trade dates.

Subsequent measurement of financial assets is at FVPL, amortized cost, or FVOCI. The classification is based on two criteria: the Company’s business approach for managing the financial assets and whether the instruments’ contractual cash flows represent “solely payments of principal and interest” on the principal amount outstanding (the SPPI criterion). The Company reclassifies financial assets only when its business approach for managing those assets changes.

Financial liabilities are initially recognized at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. Subsequent measurement of financial liabilities is at amortized cost using the EIR method. The EIR method discounts estimated future cash payments or receipts through the expected life of a financial instrument, and thereby calculates the amortized cost and subsequently allocates the interest income or expense over the life of the instrument. Gains and losses are recognized in profit or loss when the liability is derecognized or modified, as well as through the EIR amortization process. For long-term debt, EIR amortization and realized gains and losses are recognized in net finance expense.

Fair value
For financial instruments not traded in active markets, fair values are determined using appropriate valuation techniques, which may include recent arm’s length market transactions, reference to the current fair value of another instrument that is substantially the same, and discounted cash flow analysis; however, other valuation models may be used. Fair values of cash and cash equivalents, trade and other receivables, unbilled receivables, and trade and other payables approximate their carrying amounts because of the short-term maturity of these instruments. The carrying amounts of the revolving credit facility, term loan facilities, and the multicurrency credit facility (collectively the credit facilities) approximate their fair values because the applicable interest rates are based on variable reference rates. The carrying amounts of other financial assets and financial liabilities approximate their fair values except as otherwise disclosed in the consolidated financial statements.

All financial instruments carried at fair value, or for which fair value is disclosed, are categorized into one of the following:
•Level 1 – quoted market prices in active markets for identical assets or liabilities at the measurement date.
•Level 2 – observable inputs other than quoted prices included within level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets or liabilities that are not active, or other inputs that are observable directly or indirectly.
•Level 3 – unobservable inputs for the assets and liabilities that reflect the reporting entity’s own assumptions and are not based on observable market data.
For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels of the hierarchy by reassessing categorizations at the end of each reporting period.

Derivatives
From time to time, the Company enters into foreign currency forward contracts to manage risk associated with net operating assets or liabilities denominated in foreign currencies. The Company also utilizes interest rate swaps to manage its exposure to fluctuations in interest rates and total return swaps to manage its exposure to fluctuations in the fair value of its common shares related to its cash-settled share-based payment arrangements. The Company’s policy prohibits the use of these derivatives for trading or speculative purposes.

Derivatives are recorded at fair value in the consolidated statements of financial position as either other assets or other liabilities. The fair values of the Company’s derivatives are based on third-party indicators and forecasts. Changes in the fair value of derivatives not designated as hedging instruments are recognized in the consolidated statements of income. Unrealized gains and losses for derivatives designated as hedging instruments in a cash flow hedge, to the extent they are effective, are recorded in other comprehensive income and subsequently reclassified to the consolidated statements of income when the hedged item affects earnings.
Impairment	Impairment
The carrying amounts of the Company’s assets or groups of assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is an indication of impairment. An asset may be impaired if objective evidence of impairment exists because of one or more events that have occurred after the initial recognition of the asset (referred to as a “loss event”) and if that loss event has an impact on the estimated future cash flows of the asset. When an indication of impairment exists, or annual impairment testing for an asset is required, the asset’s recoverable amount is estimated.

Financial assets and contract assets
The Company recognizes a loss allowance for expected credit losses (ECLs) on financial assets and contract assets based on a 12-month ECL or lifetime ECL. The lifetime ECL (the simplified approach) is applied to trade and other receivables, unbilled receivables, contract assets, sublease receivables, and holdbacks. 12-month ECLs are recorded against all other financial assets, unless credit risk has significantly increased since initial recognition, then the ECL is measured at the lifetime ECL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

The loss allowance provision is based on the Company’s historical collection and loss experience and incorporates forward-looking factors, where appropriate.

When the carrying amount of financial assets or contract assets is reduced through an ECL allowance, the reduction is recognized in administrative and marketing expenses in the consolidated statements of income.

Non-financial assets
For non-financial assets such as property and equipment, lease assets, goodwill, intangible assets, and investments in joint ventures and associates, the recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU’s) value in use or its fair value less costs of disposal. The results of these valuation techniques are corroborated by the market capitalization of comparable public companies and arm’s length transactions of comparable companies. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

For intangible assets, if indicators of impairment are present, the Company tests for impairment based on an estimate of discounted cash flows, using the higher of either the value in use or the fair value less costs of disposal method. This includes estimates of current and future contracts with clients, margins, market conditions, and the useful lives of the assets. The measurement of impairment loss is based on the amount that the carrying amount of an intangible asset exceeds its recoverable amount at the CGU level.

Goodwill is evaluated for impairment annually (as at October 1) or more frequently if circumstances indicate that an impairment may occur or if a significant acquisition occurs between the annual impairment test date and December 31. The Company considers the relationship between its market capitalization and its book value, as well as other factors, when reviewing for indicators of impairment. Goodwill is assessed for impairment based on the CGUs or group of CGUs to which the goodwill relates. Any potential goodwill impairment is identified by comparing the recoverable amount of a CGU or group of CGUs to its carrying value which includes the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized.

The Company may need to test its goodwill for impairment between its annual test dates if market and economic conditions deteriorate or if volatility in the financial markets causes declines in the Company’s share price, increases the weighted average cost of capital, or changes valuation multiples or other inputs to its goodwill assessment. In addition, changes in the numerous variables associated with the judgments, assumptions, and estimates made by management in assessing the fair value could cause them to be impaired. Goodwill impairment charges are non-cash charges that could have a material adverse effect on the Company’s consolidated financial statements but in themselves do not have any adverse effect on its liquidity, cash flows from operating activities or debt covenants.
An impairment loss of goodwill is not reversed. For other assets, an impairment loss may be reversed if the estimates used to determine the recoverable amount have changed.
Revenue recognition	Revenue recognition
The Company generates revenue from contracts in which goods or services are typically provided over time. Revenue is measured based on the consideration the Company expects to be entitled to in exchange for providing goods and services, excluding amounts collected on behalf of third parties, such as duties and taxes collected from clients and remitted to government authorities.

While providing services, the Company incurs certain direct costs for subconsultants and other expenses that are recoverable directly from clients. The recoverable amounts of these direct costs are included in the Company’s gross revenue. Since these direct costs can vary significantly from contract to contract, changes in gross revenue may not be indicative of the Company’s revenue trends. Therefore, the Company also reports net revenue, which is gross revenue less subconsultants and other direct expenses. The Company assesses its revenue arrangements against specific criteria to determine whether it is acting as a principal or an agent. In general, the Company acts as a principal in its revenue arrangements because it retains control of the goods or services before they are provided to the customer.

Most of the Company’s contracts include a single performance obligation because the promise to transfer the individual goods or services is not separately identifiable from other promises in the contract and therefore is not distinct. The Company’s contracts may include multiple goods or services that are accounted for as separate performance obligations if they are distinct—if a good or service is separately identifiable from other items in the contract and if a customer can benefit from it. If a contract has multiple performance obligations, the consideration in the contract is allocated to each performance obligation based on the estimated stand-alone selling price.

The Company transfers control of the goods or services it provides to clients over time and therefore recognizes revenue progressively as the services are performed. Revenue from fixed-fee and variable-fee-with-ceiling contracts, including contracts in which the Company participates through joint arrangements, is recognized based on the percentage of completion method where the stage of completion is measured using costs incurred to date as a percentage of estimated costs for each contract. When the contract outcome cannot be measured reliably, revenue is recognized only to the extent that the expenses incurred are eligible to be recovered. Provisions for estimated losses on incomplete contracts are made in the period that the losses are determined. Revenue from time-and-material contracts without stated ceilings is recognized as costs are incurred based on the amount that the Company has a right to invoice.

The timing of revenue recognition, billings, and cash collections results in trade and other receivables, holdbacks, unbilled receivables, contract assets, and deferred revenue in the consolidated statements of financial position. Amounts are typically invoiced as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or when contractual milestones are achieved. Receivables represent amounts due from customers: trade and other receivables and holdbacks consist of invoiced amounts, and unbilled receivables consist of work in progress that has not yet been invoiced. Contract assets represent unbilled amounts where the right to payment is subject to more than the passage of time and includes performance-based incentives and services provided ahead of agreed contractual milestones. Contract assets are transferred to receivables when the right to consideration becomes unconditional. Deferred revenue represents amounts that have been invoiced but not yet recognized as revenue, including advance payments and billings in excess of revenue. Deferred revenue is recognized as revenue when (or as) the Company performs under the contract.

Revenue is adjusted for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Holdbacks and advance payments are intended to provide protection against the failure of one party to adequately complete some or all of its obligations under the contract and do not typically result in a significant financing component.
Revenue recognition
The Company accounts for its revenue from fixed-fee and variable-fee-with-ceiling contracts using the percentage of completion method, which requires estimates to be made for contract costs and revenues. Contract costs include direct labor, direct costs for subconsultants, and other direct expenditures. Progress on jobs is regularly reviewed by management and estimated costs to complete are revised based on the information available at the end of each reporting period. Contract cost estimates are based on various assumptions that can result in a change to contract profitability from one financial reporting period to another. Assumptions are made about labor productivity, the complexity of the work to be performed, the performance of subconsultants, and the accuracy of original bid estimates. Estimating costs is subjective and requires management’s best judgments based on the information available at that time.

On an ongoing basis, estimated revenue is updated to reflect the amount of consideration the Company expects to be entitled to in exchange for providing goods and services. Revenue estimates are affected by various uncertainties that depend on the outcome of future events, including change orders, claims, and variable consideration.

Change orders are included in estimated revenue when management believes the Company has an enforceable right to the change order, the amount can be estimated reliably, and realization is highly probable. Claims against other parties, including subconsultants, are recognized as a reduction in costs using the same criteria. To evaluate these criteria, management considers the contractual or legal basis for the change order, the cause of any additional costs incurred, and the history of favorable negotiations for similar amounts. As change orders are not recognized until highly probable, it is possible for the Company to have substantial contract costs recognized in one accounting period and associated revenue or reductions in cost recognized in a later period.

The Company’s contracts may include variable consideration such as revenue based on costs incurred and contract provisions for performance-based incentives or penalties. Variable consideration is estimated by determining the most likely amount the Company expects to be entitled to, unless the contract includes a range of possible outcomes for performance-based amounts. In that case, the expected value is determined using a probability weighting of the range of possible outcomes. Variable consideration, including change orders approved as to scope but unapproved as to price, is included in estimated revenue to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based on historical experience, anticipated performance, and management’s best judgment based on the information available at the time.

Consideration in contracts with multiple performance obligations is allocated to the separate performance obligations based on estimates of stand-alone selling prices. The primary method used to estimate the stand-alone selling price is expected cost plus an appropriate margin. To determine the appropriate margin, management considers margins for comparable services under similar contracts in similar markets.

Changes in estimates are reflected in the period in which the circumstances that gave rise to the change became known and affect the Company’s revenue, unbilled receivables, contract assets, and deferred revenue.

Employee defined benefit plans	Employee benefit plans
Defined benefit plans
The Company sponsors defined benefit pension plans covering certain full-time employees and past employees, primarily in the United Kingdom. Benefits are based on final compensation and years of service. Benefit costs are recognized over the periods that employees are expected to render services in return for those benefits.

The calculation of defined benefit obligations is performed at least annually by a qualified actuary, or more often as required due to plan amendments, curtailments, or settlements. Remeasurements, comprising actuarial gains and losses and the return on the plan assets (excluding interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to other comprehensive income in the period they occur. When the calculation results in a potential asset, the recognized asset is limited to the economic benefits available in the form of any future refunds or of reductions in future contributions to the plan.

Past service costs are recognized in net income on the earlier of the date of the plan amendment or curtailment and the date that the Company recognizes related restructuring costs.

Defined contribution plans
The Company also contributes to group retirement savings plans and an employee share purchase plan. Certain plans are based on employee contribution amounts and subject to maximum limits per employee. The Company accounts for defined contributions as an expense in the period the contributions are made.
Employee defined benefit plans
The cost of the defined benefit pension plans and the present value of the pension obligations are determined separately for each plan using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual future developments. These include determining the discount rate, mortality rates, inflation, and future pension increases. Due to the complexities involved in the valuation and its long-term nature, the defined benefit obligation and cost are highly sensitive to changes in these assumptions, particularly to the discount and mortality rates (although portions of the pension plans have protection against changes in the discount rate and improving mortality rates by utilizing annuities). All assumptions are reviewed annually.

For the discount rate, management considers the interest rates of corporate bonds in currencies consistent with the currencies of the post-employment obligation and that have an ‘AA’ rating or above, as set by an internationally acknowledged rating agency, and extrapolated as needed along the yield curve to correspond with the expected term of the benefit obligation. The mortality rate is based on publicly available information in the actuarial profession’s publications plus any special geographical or occupational features of each plan’s membership. Mortality tables tend to change only at intervals in response to demographic changes.
In determining whether the purchase of a bulk annuity contract results in a settlement of the Company's defined benefit obligations, management considers the intent of the transaction as well as the degree to which the Company continues to retain the related risks and obligations.
Taxes	Taxes
Tax rates and tax laws used to compute the amounts are those enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax
Income taxes payable are typically expected to be settled within twelve months of the year-end date. However, there may be instances where taxes are payable over a longer period. Portions due after a one-year period are classified as non-current and are not discounted.

Deferred tax
Deferred tax is determined using the liability method for temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences and the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized. Deferred taxes are not recognized for the initial recognition of goodwill; the initial recognition of assets or liabilities, outside of a business combination, that affect neither accounting nor taxable profit, and do not give rise to equal taxable and deductible temporary differences; the differences relating to investments in associates, subsidiaries, and interests in joint arrangements to the extent that the reversal can be controlled and it is probable that it will not reverse in the foreseeable future; and income taxes from the Organisation for Economic Cooperation and Developments (OECD) Pillar Two Rules as a result of the mandatory temporary exception adopted in IAS 12.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be used. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Current income tax and deferred tax relating to transactions that are recorded directly in equity or other comprehensive income are also recorded in equity or other comprehensive income.

Sales tax
The net amount of sales tax recoverable from or payable to a taxation authority is included as part of trade receivables or trade payables (as appropriate) in the consolidated statements of financial position.
Taxes
The Company’s income tax assets and liabilities are based on interpretations of income tax legislation across various jurisdictions, primarily in Canada, United States, the United Kingdom, and Australia. The Company’s effective tax rate can change from year to year based on the mix of income among jurisdictions, changes in tax laws in these jurisdictions, and changes in the estimated value of deferred tax assets and liabilities. The Company’s income tax expense reflects an estimate of the taxes it expects to pay for the current year, as well as a provision for changes arising in the values of deferred tax assets and liabilities during the year. The tax value of these assets and liabilities is impacted by factors such as accounting estimates inherent in these balances, management’s expectations about future operating results, previous tax audits, and differing interpretations of tax regulations by the taxable entity and the responsible tax authorities. Differences in interpretation may arise for a wide variety of issues, depending on the conditions prevailing in the respective legal entity’s domicile. Management regularly assesses the likelihood of recovering value from deferred tax assets, such as loss carryforwards, as well as from deferred tax depreciation of capital assets, and adjusts the tax provision accordingly.

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized based on the likely timing and the level of future taxable profits, together with future tax-planning strategies. If estimates change, the Company may be required to recognize an adjustment to its deferred income tax asset or liability and income tax expense.

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of deferred taxable income. If the Company determines that it is not probable that a taxation authority will accept an uncertain tax treatment, then an uncertain tax liability is recorded using either the most likely amount or the expected value method, depending on which method better predicts the resolution of the circumstances giving rise to the uncertainty.

Uncertain tax liabilities are presented as either income taxes payable or deferred tax liabilities. This depends on whether the uncertain tax liabilities are in respect of taxable profit for a period or income taxes payable in future periods in respect of taxable temporary differences.

Share-based payment transactions	Share-based payment transactions
Under the Company’s deferred share unit plan, the board of directors may receive deferred share units (DSUs), each of which is equal to one common share. Under the Company’s long-term incentive plan, certain members of the senior leadership teams are granted performance share units (PSUs) or restricted share units (RSUs) that vest and are settled after a three-year period. DSUs, PSUs, and RSUs are settled only in cash.

The cost of cash-settled transactions is measured initially at fair value at the grant date. For DSUs, this fair value is expensed on issuance with a corresponding liability recognized through other liabilities. For PSUs and RSUs, the fair value is expensed over the vesting period. These liabilities are remeasured to fair value at each reporting date, up to and including the settlement date, with changes in fair value recognized in administrative and marketing expenses.

Business combinations and goodwill	Business combinations and goodwill
The cost of an acquisition is measured as the consideration transferred at fair value at the acquisition date. Any deferred or contingent consideration to be transferred by the Company is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in other income.

The consideration paid for acquisitions may be subject to price adjustment clauses included in the purchase agreements and may extend over a number of years. At each consolidated statement of financial position date, these price adjustment clauses are reviewed. This may result in an increase or decrease of deferred or contingent consideration (recorded as notes payable on the acquisition date) to reflect either more or less non-cash working capital than was originally recorded. Since these adjustments are a result of facts and circumstances occurring after the acquisition date, they are not considered measurement period adjustments.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU or group of CGUs that is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each CGU or group of CGUs represents the lowest level at which management monitors the goodwill.

Impairment of non-financial assets	Impairment of non-financial assets
Impairment exists when the carrying amount of an asset or CGU or group of CGUs exceeds its recoverable amount, which is the higher of its fair value less costs of disposal or its value in use. Fair value less costs to sell is based on a discounted cash flow model and observable market prices for an arm’s length transaction of similar assets, less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from budgets over an appropriate number of years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU or group of CGUs being tested.

The Company validates its estimate of the fair value of each asset, CGU or group of CGUs, by comparing the resulting multiples to multiples derived from comparable public companies and comparable company transactions. The Company reconciles the total fair value of all CGUs and groups of CGUs with its market capitalization to determine whether the sum is reasonable. If the reconciliation indicates a significant difference between the external market capitalization and the fair value of the CGUs or groups of CGUs, the Company reviews and adjusts, if appropriate, the discount rate of the CGUs or groups of CGUs and considers whether the implied acquisition premium (if any) is reasonable in light of current market conditions. The fair value measurement is categorized as level 3 in the fair value hierarchy based on the significant inputs in the valuation technique used (note 4h).

Goodwill
To arrive at the estimated recoverable amount of goodwill, the Company uses estimates of economic and market information, including arm’s length transactions for similar assets, growth rates in revenues, estimates of future expected changes in operating margins, and cash expenditures. The Company estimates the recoverable amount by using the fair value less costs of disposal approach. It estimates fair value using market information and discounted after-tax cash flow projections, which is known as the income approach. The income approach uses a CGU's or group of CGUs' projection of estimated operating results and discounted cash flows based on a discount rate that reflects current market conditions and the risk of achieving the cash flows. The Company uses cash flow projections covering at least a five-year period derived from financial forecasts approved by senior management. To arrive at cash flow projections, the Company uses estimates of economic and market information over the projection period.

Lease assets and associated property and equipment
To arrive at the estimated recoverable amount of lease assets and associated property and equipment, the Company uses economic and market information, including arm's length transactions for similar assets, estimates of future changes in variable head lease payments, potential sublease terms and conditions, including the timing and amount of associated cash inflows and initial direct costs, and assumptions about the future use of associated property and equipment.

The Company estimates the recoverable amount by using the value in use approach. It estimates fair value using market information and probability weighted pre-tax cash flow projections discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. The Company uses cash flow projections covering the remaining head lease term from financial forecasts approved by senior management.

Business combinations	Business combinations
In a business combination, the Company may acquire certain assets and assume certain liabilities of an acquired entity. The estimate of fair values for these transactions involves judgment to determine the fair values assigned to the tangible and intangible assets (i.e., backlog, client relationships, and trademarks) and the liabilities assumed on the acquisition. Determining fair values involves a variety of assumptions, including revenue growth rates, client retention rates, expected operating income, and discount rates.

From time to time, as a result of the timing of acquisitions in relation to the Company’s reporting schedule, certain estimates of fair values of assets and liabilities acquired may not be finalized at the initial time of reporting. These estimates are completed after the vendors’ final financial statements have been prepared and accepted by the Company, after detailed project portfolio reviews are performed, and when the valuations of intangible assets and other assets and liabilities acquired are finalized.
Assessments are performed on acquisition agreements with deferred or contingent consideration arrangements to determine whether the amounts payable represents business combination consideration or an arrangement that is separate from the business combination. Management applies judgment and the requirements of IFRS 3 to determine whether deferred or contingent arrangements are part of the business combination consideration.
Change in accounting policy	Change in accounting policy
IFRS 3 Business Combinations requires contingent payments (including deferred payments) to employees or selling shareholders to be treated as contingent consideration in a business combination or as separate transactions, depending on the nature of the payments. In April 2024, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on Payments Contingent on Continued Employment during Handover Periods (IFRS 3). The agenda decision provided clarification on how automatic forfeiture should be applied to payments in a business combination which may be contingent on the sellers' continued employment.
Historically the Company issued notes payable as purchase consideration that were contingent on selling shareholders complying with the terms of the acquisition agreement. Effective September 30, 2024, the Company performed a reassessment of historical acquisitions based on the IFRIC clarification, and revised the accounting for certain historical notes payable from purchase consideration to compensation for post-combination services. The Company has also changed the terms used in recent acquisition agreements to clarify that adjustments to the notes payable are not contingent on continued employment but adjusted based on factors relevant to the performance of the business. The reassessment was applied as a change in accounting policy, retrospectively to all prior periods presented.